Stock-Based Compensation - Exercise Price Range of Options Outstanding and Exercisable (Details) shares in Thousands	3 Months Ended
Mar. 31, 2021 $ / shares shares
Options Outstanding
Shares (in shares)	11,968
Options Exercisable
Shares (in shares)	11,165
Exercise Price Range $0.06 to $0.40
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based payments arrangement, option, exercise price range, lower range limit (in dollars per share) | $ / shares	$ 0.06
Share-based payments arrangement, option, exercise price range, upper range limit (in dollars per share) | $ / shares	$ 0.40
Options Outstanding
Shares (in shares)	3,236
Weighted Average Remaining Contractual Life (in years)	6 years 11 months 1 day
Options Exercisable
Shares (in shares)	3,123
Weighted Average Remaining Contractual Life (in years)	6 years 11 months 1 day
Exercise Price Range $1.55 to $2.33
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based payments arrangement, option, exercise price range, lower range limit (in dollars per share) | $ / shares	$ 1.55
Share-based payments arrangement, option, exercise price range, upper range limit (in dollars per share) | $ / shares	$ 2.33
Options Outstanding
Shares (in shares)	3,368
Weighted Average Remaining Contractual Life (in years)	8 years 25 days
Options Exercisable
Shares (in shares)	3,182
Weighted Average Remaining Contractual Life (in years)	8 years 25 days
Exercise Price Range $2.43 to $3.65
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based payments arrangement, option, exercise price range, lower range limit (in dollars per share) | $ / shares	$ 2.43
Share-based payments arrangement, option, exercise price range, upper range limit (in dollars per share) | $ / shares	$ 3.65
Options Outstanding
Shares (in shares)	3,298
Weighted Average Remaining Contractual Life (in years)	9 years 2 months 1 day
Options Exercisable
Shares (in shares)	3,295
Weighted Average Remaining Contractual Life (in years)	9 years 2 months 1 day
Exercise Price Range $8.90 to $13.35
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based payments arrangement, option, exercise price range, lower range limit (in dollars per share) | $ / shares	$ 8.90
Share-based payments arrangement, option, exercise price range, upper range limit (in dollars per share) | $ / shares	$ 13.35
Options Outstanding
Shares (in shares)	1,888
Weighted Average Remaining Contractual Life (in years)	9 years 9 months 3 days
Options Exercisable
Shares (in shares)	1,558
Weighted Average Remaining Contractual Life (in years)	9 years 9 months
Exercise Price Range $15.17 to $22.76
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based payments arrangement, option, exercise price range, lower range limit (in dollars per share) | $ / shares	$ 15.17
Share-based payments arrangement, option, exercise price range, upper range limit (in dollars per share) | $ / shares	$ 22.76
Options Outstanding
Shares (in shares)	178
Weighted Average Remaining Contractual Life (in years)	9 years 9 months 14 days
Options Exercisable
Shares (in shares)	7
Weighted Average Remaining Contractual Life (in years)	9 years 9 months 10 days